Derivatives	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Derivatives
Note 7 - Derivatives

Commodity Derivatives

The Company utilizes derivative instruments to minimize the variability in cash flow due to commodity price movements.  The Company has historically entered into derivative instruments such as swap contracts, put options and collars to economically hedge its forecasted oil, natural gas and NGL sales.  At December 31, 2011, the Company had no outstanding collars.  The Company did not designate any of these contracts as cash flow hedges; therefore, the changes in fair value of these instruments are recorded in current earnings.  See Note 8 for fair value disclosures about oil and natural gas commodity derivatives.

The following table summarizes open positions as of December 31, 2011, and represents, as of such date, derivatives in place through December 31, 2016, on annual production volumes:

	2012	2013	2014	2015	2016
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	56,730	64,367	73,456	82,490	2,745
Average price ($/MMBtu)	$5.85	$5.69	$5.69	$5.75	$5.00
Puts:
Hedged volume (MMMBtu)	38,357	37,340	30,660	32,850	-
Average price ($/MMBtu)	$5.83	$5.85	$5.00	$5.00	$-
Total:
Hedged volume (MMMBtu)	95,087	101,707	104,116	115,340	2,745
Average price ($/MMBtu)	$5.84	$5.75	$5.49	$5.54	$5.00

Oil positions:
Fixed price swaps: (1)
Hedged volume (MBbls)	8,171	9,033	9,034	9,581	-
Average price ($/Bbl)	$97.37	$98.05	$95.39	$98.25	$-
Puts:
Hedged volume (MBbls)	2,196	2,300	-	-	-
Average price ($/Bbl)	$100.00	$100.00	$-	$-	$-
Total:
Hedged volume (MBbls)	10,367	11,333	9,034	9,581	-
Average price ($/Bbl)	$97.93	$98.44	$95.39	$98.25	$-

Natural gas basis differential positions:
PEPL basis swaps: (2)
Hedged volume (MMMBtu)	37,735	38,854	42,194	42,194	-
Hedged differential ($/MMBtu)	$(0.89)	$(0.89)	$(0.39)	$(0.39)	$-

Oil timing differential positions:
Trade month roll swaps: (3)
Hedged volume (MBbls)	5,982	6,315	6,315	840	-
Hedged differential ($/Bbl)	$0.21	$0.21	$0.21	$0.17	$-

(1)
As presented in the table above, the Company has certain outstanding fixed price oil swaps on 14,750 Bbls of daily production which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2016, December 31, 2017, and December 31, 2018, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year.  The extension for each year is exercisable without respect to the other years.

(2)
Settle on the Panhandle Eastern Pipeline ("PEPL") spot price of natural gas to hedge basis differential associated with natural gas production in the Mid-Continent Deep and Mid-Continent Shallow regions.

(3)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent Deep, Mid-Continent Shallow and Permian Basin regions.  In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the "trade month roll").

During the year ended December 31, 2011, the Company entered into commodity derivative contracts consisting of oil and natural gas swaps for certain years through 2016 and oil trade month roll swaps for October 2011 through December 2015.  In September 2011, the Company canceled its oil and natural gas swaps for the year 2016 and used the realized gains of approximately $27 million to increase prices on its existing oil and natural gas swaps for the year 2012.  Also, in September 2011, the Company paid premiums of approximately $33 million to increase prices on its existing oil puts for the years 2012 and 2013.  In addition, during the fourth quarter of 2011, the Company paid premiums of approximately $52 million for put options and approximately $22 million to increase prices on its existing oil puts for 2012 and 2013, respectively.

Settled derivatives on natural gas production for the year ended December 31, 2011, included volumes of 64,457 MMMBtu at an average contract price of $8.24.  Settled derivatives on oil production for the year ended December 31, 2011, included volumes of 7,917 MBbls at an average contract price of $85.70.  Settled derivatives on natural gas production for the year ended December 31, 2010, included volumes of 57,160 MMMBtu at an average contract price of $8.66.  Settled derivatives on oil production for the year ended December 31, 2010, included volumes of 4,650 MBbls at an average contract price of $99.68.  The natural gas derivatives are settled based on the closing NYMEX future price of natural gas or the published PEPL spot price of natural gas on the settlement date, which occurs on the third day preceding the production month.  The oil derivatives are settled based on the month's average daily NYMEX price of light crude oil and settlement occurs on the final day of the production month.

Interest Rate Swaps

The Company may from time to time enter into interest rate swap agreements based on LIBOR to minimize the effect of fluctuations in interest rates.  If LIBOR is lower than the fixed rate in the contract, the Company is required to pay the counterparty the difference, and conversely, the counterparty is required to pay the Company if LIBOR is higher than the fixed rate in the contract.  The Company does not designate interest rate swap agreements as cash flow hedges; therefore, the changes in fair value of these instruments are recorded in current earnings.

In April 2010, the Company restructured its interest rate swap portfolio in conjunction with the repayment of all of the outstanding indebtedness under its Credit Facility with net proceeds from the issuance of the 2020 Senior Notes (see Note 6).  In conjunction with the repayment of borrowings under its Credit Facility with proceeds from the issuance of 2020 Senior Notes, the Company canceled (before the contract settlement date) certain interest rate swap agreements for 2010 through 2013, resulting in realized losses of approximately $74 million.  In September 2010, the Company canceled (before the contract settlement date) all of its remaining interest rate swap agreements in conjunction with the repayment of all of the outstanding indebtedness under its Credit Facility with net proceeds from the issuance of 2021 Senior Notes (see Note 6).  The cancellation of the interest rate swap agreements in September 2010 resulted in a realized loss of approximately $50 million.  At December 31, 2011, and December 31, 2010, the Company had no outstanding interest rate swap agreements.

Balance Sheet Presentation

The Company's commodity derivatives and, when applicable, its interest rate swap derivatives are presented on a net basis in "derivative instruments" on the consolidated balance sheets.  The following summarizes the fair value of derivatives outstanding on a gross basis:

	December 31,
	2011	2010
	(in thousands)
Assets:
Commodity derivatives	$880,175	$637,836

Liabilities:
Commodity derivatives	$320,835	$398,902

By using derivative instruments to economically hedge exposures to changes in commodity prices and interest rates, when applicable, the Company exposes itself to credit risk and market risk.  Credit risk is the failure of the counterparty to perform under the terms of the derivative contract.  When the fair value of a derivative contract is positive, the counterparty owes the Company, which creates credit risk.  The Company's counterparties are current participants or affiliates of participants in its Credit Facility or were participants or affiliates of participants in its Credit Facility at the time it originally entered into the derivatives.  The Credit Facility is secured by the Company's oil and natural gas reserves; therefore, the Company is not required to post any collateral.  The Company does not receive collateral from its counterparties.  The maximum amount of loss due to credit risk that the Company would incur if its counterparties failed completely to perform according to the terms of the contracts, based on the gross fair value of financial instruments, was approximately $880 million at December 31, 2011.  The Company minimizes the credit risk in derivative instruments by: (i) limiting its exposure to any single counterparty; (ii) entering into derivative instruments only with counterparties that meet the Company's minimum credit quality standard, or have a guarantee from an affiliate that meets the Company's minimum credit quality standard; and (iii) monitoring the creditworthiness of the Company's counterparties on an ongoing basis.  In accordance with the Company's standard practice, its commodity derivatives and, when applicable, its interest rate derivatives are subject to counterparty netting under agreements governing such derivatives and therefore the risk of loss is somewhat mitigated.

Gains (Losses) on Derivatives

Gains and losses on derivatives, including realized and unrealized gains and losses, are reported on the consolidated statements of operations in "gains (losses) on oil and natural gas derivatives" and "losses on interest rate swaps."  Realized gains (losses), excluding canceled derivatives, represent amounts related to the settlement of derivative instruments, and for commodity derivatives, are aligned with the underlying production.  Unrealized gains (losses) represent the change in fair value of the derivative instruments and are noncash items.

The following presents the Company's reported gains and losses on derivative instruments:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Realized gains (losses):
Commodity derivatives	$230,237	$307,587	$400,968
Interest rate swaps	-	(8,021)	(42,881)
Canceled derivatives	26,752	(123,865)	48,977
	$256,989	$175,701	$407,064
Unrealized gains (losses):
Commodity derivatives	$192,951	$(232,376)	$(591,379)
Interest rate swaps	-	63,978	16,588
	$192,951	$(168,398)	$(574,791)
Total gains (losses):
Commodity derivatives	$449,940	$75,211	$(141,374)
Interest rate swaps	-	(67,908)	(26,353)
	$449,940	$7,303	$(167,727)

During the year ended December 31, 2011, the Company canceled (before the contract settlement date) its oil and natural gas swaps for the year 2016 and used the realized gains of approximately $27 million to increase prices on its existing oil and natural gas swaps for the year 2012.  During the year ended December 31, 2010, the Company canceled (before the contract settlement date) all of its interest rate swap agreements resulting in realized losses of approximately $124 million.

During the year ended December 31, 2009, the Company canceled (before the contract settlement date) derivative contracts on estimated future oil and natural gas production resulting in realized net gains of approximately $49 million.  Of this amount, realized net gains of approximately $45 million, along with an incremental premium payment of approximately $49 million, were used to reposition the Company's commodity derivative portfolio in July 2009, when the Company canceled oil and natural gas derivative contracts for years 2012 through 2014 to raise prices for oil and natural gas derivative contracts in years 2010 and 2011.